Acquisitions and Divestitures - Tower Monetization Transaction (Details) - Tower Monetization Transaction $ in Billions	1 Months Ended
Mar. 31, 2015 USD ($) Lease
Business Acquisition [Line Items]
Number of towers subject to failed sale-leaseback | Lease	11,300
Cash proceeds from failed sale-leaseback	$ 5.0
Term of Lease	28 years
Number of towers subject to disposition | Lease	162
Cash proceeds from disposition of towers	$ 0.1
Minimum years of sublease capacity on towers	10 years
Cash flows provided by operating activities
Business Acquisition [Line Items]
Cash proceeds from failed sale-leaseback	$ 2.4
Cash flow used in financing activities
Business Acquisition [Line Items]
Cash proceeds from failed sale-leaseback	$ 2.7